PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT	PROPERTY AND EQUIPMENT

The Company reviews the estimated useful lives of property and equipment at the end of each reporting period. The Company determined that the useful lives of the assets included as property and equipment are in accordance with their expected lives.
Property and equipment as of December 31, 2020 included the following:

	Computer equipment and software	Furniture and office supplies	Office fixtures	Vehicles	Buildings	Lands	Properties under construction	Total
Useful life (years)	3	5	3	5	50
Cost
Values at beginning of year	38,939	9,599	50,357	108	13,821	2,354	34,171	149,349
Additions related to business combinations (note 25.16)	1,075	222	139	29	—	—	—	1,465
Additions	10,900	625	810	—	10	—	16,285	28,630
Disposals	(592)	(489)	(71)	(58)	—	—	(46)	(1,256)
Transfers	—	89	442	—	76	—	(607)	—
Translation	10	38	(109)	—	—	—	—	(61)
Values at end of year	50,332	10,084	51,568	79	13,907	2,354	49,803	178,127

Depreciation
Accumulated at beginning of year	25,277	5,344	30,290	28	877	—	—	61,816
Additions	7,837	1,464	6,413	16	307	—	—	16,037
Disposals	(496)	(250)	(35)	(31)	—	—	—	(812)
Translation	29	93	(67)	4	—	—	—	59
Accumulated at end of year	32,647	6,651	36,601	17	1,184	—	—	77,100
Carrying amount	17,685	3,433	14,967	62	12,723	2,354	49,803	101,027

Property and equipment as of December 31, 2019 included the following:

	Computer equipment and software	Furniture and office supplies	Office fixtures	Vehicles	Buildings	Lands	Properties under construction	Total
Useful life (years)	3	5	3	5	50
Cost
Values at beginning of year	30,053	7,142	41,904	37	13,401	2,354	4,365	99,256
Additions related to business combinations (note 25.16)	878	727	1,585	71	420	—	—	3,681
Additions	8,397	570	1,055	—	—	—	37,015	47,037
Transfers	48	1,369	5,787	—	—	—	(7,204)	—
Disposals	(268)	(42)	—	—	—	—	(5)	(315)
Translation	(169)	(167)	26	—	—	—	—	(310)
Values at end of year	38,939	9,599	50,357	108	13,821	2,354	34,171	149,349

Depreciation
Accumulated at beginning of year	18,873	4,296	23,997	21	609	—	—	47,796
Additions	6,759	1,225	6,283	7	268	—	—	14,542
Disposals	(191)	(46)	—	—	—	—	—	(237)
Translation	(164)	(131)	10	—	—	—	—	(285)
Accumulated at end of year	25,277	5,344	30,290	28	877	—	—	61,816
Carrying amount	13,662	4,255	20,067	80	12,944	2,354	34,171	87,533